Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 115,666	$ 109,547	$ 89,526
Less: Accumulated depreciation	(46,957)	(42,361)	(24,439)
Property and equipment, net	68,709	67,186	65,087
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,394	13,394	11,612
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,474	12,665	9,084
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,534	6,426	6,108
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,454	11,471	7,376
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,280	15,900	12,769
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,809	6,457	4,427
Internal-use software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 45,721	$ 43,234	$ 38,150